Personnel expenses - Employee turnover (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Number of employees who left employment	32	31	26
Number of women employees who left employment	12	12	9
Number of men employees who left employment	20	19	17
Number of employees who left employment under the age of 30 years	3	4	2
Number of employees who left employment between 30 and 50 years	20	20	17
Number of employees who left employment over 50 years	9	7	7